Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 21,227	$ 39,601
Receivables	53,111	53,123
Inventories, net	15,616	12,725
Prepaid expenses	1,538	1,756
Income tax receivable	302	3,951
Deferred tax assets, current	0	2,878
Assets of discontinued operations	7,765	4,983
Total current assets	99,559	119,017
Property and equipment, net	28,750	21,772
Goodwill	297,223	280,517
Other intangibles, net	10,957	12,985
Other assets	1,508	1,909
Non-current assets of discontinued operations	15,408	30,453
TOTAL ASSETS	453,405	466,653
Current liabilities:
Accounts payable	10,299	9,339
Accrued expenses	9,345	7,807
Accrued salaries & wages	8,916	9,983
Deferred income taxes	964	0
Liabilities of discontinued operations	7,084	6,535
Total current liabilities	36,608	33,664
Long-term liabilities:
Convertible senior notes, net of discount	126,188	120,107
Non-current deferred tax liabilities	26,890	7,045
Other non-current liabilities	11,894	6,619
TOTAL LIABILITIES	201,580	167,435
Commitments and contingencies	0	0
Stockholders’ equity:
Preferred stock, $0.001 par value; 5 million shares authorized, none issued	0	0
Common stock, $0.001 par value; 100 million shares authorized, 39,940,667 and 37,601,474 shares issued and outstanding	40	38
Additional paid-in capital	327,045	315,818
Accumulated deficit	(75,260)	(16,638)
Total stockholders’ equity	251,825	299,218
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 453,405	$ 466,653